ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other comprehensive (loss) income, net of tax	¥ 0	¥ 0	¥ 0
Parent Company | Reportable Legal Entities
Other comprehensive (loss) income, net of tax	¥ 0	¥ 0	¥ 0